INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes On Income [Line Items]
Income tax rate		25.00%	26.50%	26.50%	25.00%
Dividend distrubutions, withholding tax rate		20.00%			15.00%
Amount of trapped earning out of Beneficiary Enterprise released	$ 270,840
Net operating loss carry forward		$ 12,780
Change in valuation allowance		527
Change in valuation allowance which relates to the increase in deferred taxes on operating loss carry-forwards and temporary differences due to change in the tax rate		$ 448
Peripheral Regions Development Area A [Member]
Taxes On Income [Line Items]
Preferred Enterprise tax rate		9.00%	9.00%	9.00%	7.00%
Internal Revenue Service (IRS) [Member]
Taxes On Income [Line Items]
Net operating loss carry forward		$ 10,000
Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards		Dec. 31, 2034
Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Taxes On Income [Line Items]
Expiration of operating loss carry forwards		Dec. 31, 2024
European Subsidiaries [Member]
Taxes On Income [Line Items]
Net operating loss carry forward		$ 7,340